Segment Reporting - Schedule of Total Non-Current Assets of Both Reportable Segments (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ 21,768	€ 23,689	€ 30,188
Europe [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	62,607	64,414	78,109
North America [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	754	868	6,328
Eliminations [Member]
Schedule of Total Non-Current Assets of Both Reportable Segments [Line Items]
Total non-current assets	€ (41,593)	€ (41,593)	€ (41,593)